WINTON DIVERSIFIED OPPORTUNITIES FUND
                                  (THE "FUND")

                       SUPPLEMENT DATED NOVEMBER 9, 2017
                             TO THE PROSPECTUS AND
    STATEMENT OF ADDITIONAL INFORMATION (THE "SAI"), EACH DATED JULY 3, 2017

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE
                              PROSPECTUS AND SAI.

The address of Winton Capital US LLC (the "Adviser"), the Fund's investment adviser, has changed. Therefore, effective immediately, all references to the Adviser's address are changed to 313 Park Avenue South, 20th Floor, New York, NY 10010.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 WIN-SK-015-0100